Other Payables and Accrued Liabilities	6 Months Ended
Jun. 30, 2026
Other Payables and Accrued Liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

9. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB	USD
Payroll and welfare payables	149,415	206,903	30,378
Other liabilities	63,434	139,566	20,494
Total	212,849	346,469	50,872